SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 2,791,470	$ 3,411,552	$ 9,835,733	$ 21,014,064	$ 24,734,759	$ 10,172,379
Intersegment revenue					2,304
Interest income			2,135		230
Interest expense	2,526	646	5,375	6,586	19,142	20,799
Depreciation and amortization			115,561		101,014
Operating income (loss)	(27,676)	$ (288,526)	10,761	(3,593,015)	(3,608,174)	(864,318)
Segment assets	13,072,248		13,072,248
Expenditures for segment assets			176,268	$ 392,108	405,851	136,001
Segment assets	13,014,718		13,014,718		18,424,084	$ 8,421,978
Garment Manufacturing Segment [Member]
Segment Reporting Information [Line Items]
Revenues			2,488,173		6,896,410
Intersegment revenue					2,304
Interest income			1,925		23
Interest expense			4,181		16,787
Depreciation and amortization			1,981		5,036
Operating income (loss)			96,275		327,161
Segment assets	1,833,807		1,833,807
Expenditures for segment assets					79,460
Segment assets					4,410,466
Logistic Services Segment [Member]
Segment Reporting Information [Line Items]
Revenues			4,144,604		4,580,733
Intersegment revenue
Interest income			63		0
Interest expense			506		795
Depreciation and amortization			90,655		90,549
Operating income (loss)			210,878		191,730
Segment assets	2,433,062		2,433,062
Expenditures for segment assets			148,604		326,391
Segment assets					2,236,574
Property Management and Subleasing [Member]
Segment Reporting Information [Line Items]
Revenues			3,202,956		1,278,517
Intersegment revenue
Interest income			140		8
Interest expense			456		7
Depreciation and amortization			18,443
Operating income (loss)			47,935		4,220
Segment assets	7,770,529		7,770,529
Expenditures for segment assets			27,664
Segment assets					9,316,090
Epidemic Prevention Supplies Segment [Member]
Segment Reporting Information [Line Items]
Revenues					11,979,099
Intersegment revenue
Interest income
Interest expense
Depreciation and amortization			4,482		5,429
Operating income (loss)					(3,280,313)
Segment assets	87,597		87,597
Expenditures for segment assets
Segment assets					33,737
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues
Intersegment revenue
Interest income			6		199
Interest expense			232		1,553
Depreciation and amortization
Operating income (loss)			(344,327)		(850,972)
Segment assets	$ 947,253		947,253
Expenditures for segment assets
Segment assets					$ 2,342,379